Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000237191
Shareholder Report [Line Items]
Fund Name	U.S. High Yield ETF
Trading Symbol	THYF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. High Yield ETF (the "fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield ETF	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 784,030,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	38.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$784,030 Number of Portfolio Holdings107 Portfolio Turnover Rate38.2%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	88.3%
Bank Loans	5.2
Short-Term and Other	6.5

Top Ten Holdings (as a % of Net Assets)

Cloud Software Group	2.1%
CCO Holdings	2.1
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	2.0
Six Flags Entertainment	1.8
Level 3 Financing	1.6
First Quantum Minerals	1.5
Latam Airlines Group	1.5
eG Global Finance	1.5
Edison International	1.5

Material Fund Change [Text Block]